Note 9 (Tables)	6 Months Ended
Jun. 30, 2022
Financial assets and liabilities held for trading [Abstract]
Financial assets and liabilities held for trading [Table Text Block]
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Financial assets and liabilities held for trading (Millions of Euros)
	Notes	June 2022	December 2021
ASSETS
Derivatives (*)		42,813	30,933
Equity instruments (**)	6.2	6,199	15,963
Debt securities	6.2	30,171	25,790
Issued by central banks		1,060	936
Issued by public administrations		26,265	21,946
Issued by financial institutions		1,286	1,130
Other debt securities		1,559	1,778
Loans and advances	6.2	41,640	50,807
Loans and advances to central banks		1,878	3,467
Reverse repurchase agreement		1,878	3,467
Loans and advances to credit institutions		30,239	31,916
Reverse repurchase agreement		30,205	31,901
Loans and advances to customers (***)		9,523	15,424
Reverse repurchase agreement		8,922	14,916
Total assets	7	120,823	123,493
LIABILITIES
Derivatives (*)		41,117	31,705
Short positions		15,658	15,135
Deposits		45,530	44,294
Deposits from central banks		9,227	11,248
Repurchase agreement		9,227	11,248
Deposits from credit institutions (****)		25,943	16,176
Repurchase agreement		25,579	15,632
Customer deposits (***)		10,361	16,870
Repurchase agreement		10,314	16,824
Total liabilities	7	102,305	91,135
(*) The variation is mainly due to the evolution of exchange rate derivatives at BBVA, S.A.
(**) The variation is mainly due to sales at BBVA, S.A.
(***) The variation corresponds mainly to the evolution of "Reverse repurchase agreement" of BBVA S.A., partially offset by the evolution of "Repurchase agreement".
(****) The variation corresponds mainly to the evolution of "Repurchase agreement" of BBVA S.A.